--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

[PHOTO OMITTED]                           [PHOTO OMITTED]

Stephen E. Grant                          Philip J. Orlando, C.F.A.
Senior Portfolio Manager and              Chief Investment Officer
SAM Team Leader

Objective: High total investment return consistent with reasonable risk.

Portfolio: Stocks, bonds, and money market instruments

Inception: October 1, 1987

Net Assets at June 30, 2002: $960,440,000

Q: How did the Value Line Strategic Asset Management Trust perform in the first half of 2002?

A: The Trust had a total return of -6.43%(1) for the six-month period. This compared with a total return of -13.15% for the S&P 500 Index(2) and a total return of 3.26% for the Lehman Brothers Government/Credit Bond Index.(3)

Q:    What factors affected performance in the first half of 2002?

A: Asset allocation hurt returns, while stock selection was a plus. Stock holdings as a percentage of total assets were generally in the 75%-80% range during the period. Bond holdings remained below 10% of assets. Performance would have been better if the Trust had held fewer stocks and more bonds, given the relative returns of these asset classes during the six months. To determine asset allocation, we use Value Line's proprietary stock and bond models. These models rely on a variety of economic and financial variables to arrive at the Trust's asset mix. The stock model maintained its favorable stance toward the market due primarily to lower stock prices and low interest rates.

      Meanwhile, our individual stock holdings performed well relative to the S&P 500, helped by an underweighting in the weak technology and telecommunications sectors and a timely sale of Tyco International. For stock selection, the Trust relies on the Value Line Timeliness Ranking System, which favors companies with strong relative earnings momentum and stock price momentum.

================================================================================
"To determine asset allocation, we use Value Line's proprietary stock and bond models. These models rely on a variety of economic and financial variables to arrive at the Trust's asset mix. The stock model maintained its favorable stance toward the market due primarily to lower stock prices and low interest rates."
================================================================================

Q:    What is your outlook for the months ahead?

A: Our asset allocation model is holding to its positive view for the stock market. We therefore expect to maintain a stock weighting in the 70% to 85% range as a percentage of total assets in the months ahead.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 primarily large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Lehman Brothers Government/Credit Bond Index, formerly known as The Lehman Brothers Government/Corporate Bond Index, is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Brothers Government/Credit Bond Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust Profile
---------------------------------------------------

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
1 Year ..............................................................   (12.68)%
3 Years .............................................................    (2.33)%
5 Years .............................................................     7.30%
10 Years ............................................................    11.05%
Since Inception (10/1/87) ...........................................    11.85%
--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2002

                                                                   Percent of
Company                                                         Total Net Assets
--------------------------------------------------------------------------------
Wal Mart Stores Inc.                                                 4.03%
--------------------------------------------------------------------------------
Microsoft Corp.                                                      3.39%
--------------------------------------------------------------------------------
Citigroup Inc.                                                       2.58%
--------------------------------------------------------------------------------
General Dynamics Corp.                                               2.23%
--------------------------------------------------------------------------------
Pepsico Inc.                                                         1.66%
--------------------------------------------------------------------------------
General Electric Co.                                                 1.63%
--------------------------------------------------------------------------------
Forest Labs Inc.                                                     1.55%
--------------------------------------------------------------------------------
Kohls Corp.                                                          1.43%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.                                               1.42%
--------------------------------------------------------------------------------
Federal Home Loan Mort. Corp.                                        1.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Portfolio Composition by Economic Sector
                              as of June 30, 2002

   [The following table was depicted as a pie chart in the printed material.]

                      Cash & Equivalents                 17.31%
                      Fixed Income                        8.44%
                      Equity                             74.25%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
June 30, 2002 (Unaudited)

-------------------------------------------------------------------------------
Common Stocks -- 74.2%
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Advertising -- 0.8%
   177,000   Omnicom Group, Inc.                                  $   8,106,600
-------------------------------------------------------------------------------
Aerospace/Defense -- 3.3%
   201,000   General Dynamics Corp.                                  21,376,350
   138,000   L-3 Communications Holdings, Inc.*                       7,452,000
    73,000   Precision Castparts Corp.                                2,409,000
                                                                  -------------
                                                                     31,237,350
-------------------------------------------------------------------------------
Apparel -- 0.2%
    59,000   V.F. Corp.                                               2,313,390
-------------------------------------------------------------------------------
Auto Parts -- 1.2%
   120,000   American Axle & Manufacturing
               Holdings, Inc.*                                        3,568,800
     2,000   BorgWarner, Inc.                                           115,520
    27,000   Dana Corp.                                                 500,310
    42,000   Johnson Controls, Inc.                                   3,427,620
    50,000   Magna International, Inc. Class "A"                      3,442,500
                                                                  -------------
                                                                     11,054,750
-------------------------------------------------------------------------------
Bank -- 2.8%
   139,000   BB & T Corp.                                             5,365,400
    50,000   Bank of Hawaii Corp.                                     1,400,000
    44,000   Commerce Bancorp, Inc.                                   1,944,800
    18,000   M&T Bank Corp.                                           1,543,680
   114,000   North Fork Bancorporation, Inc.                          4,538,340
   106,000   Regions Financial Corp.                                  3,725,900
   180,000   SouthTrust Corp.                                         4,701,600
    78,000   Wells Fargo & Co.                                        3,904,680
                                                                  -------------
                                                                     27,124,400
-------------------------------------------------------------------------------
Bank - Midwest -- 1.6%
   144,500   Fifth Third Bancorp                                      9,630,925
   120,000   TCF Financial Corp.                                      5,892,000
                                                                  -------------
                                                                     15,522,925
-------------------------------------------------------------------------------
Beverage - Alcoholic -- 0.5%
    44,000   Anheuser Busch Companies, Inc.                           2,200,000
    94,000   Constellation Brands, Inc. Class "A"*                    3,008,000
                                                                  -------------
                                                                      5,208,000
-------------------------------------------------------------------------------
Beverage - Soft Drink -- 2.0%
   100,000   Pepsi Bottling Group, Inc. (The)                         3,080,000
   331,200   PepsiCo, Inc.                                           15,963,840
                                                                  -------------
                                                                     19,043,840
-------------------------------------------------------------------------------
Chemical - Diversified -- 0.7%
    55,000   3M Company                                               6,765,000
-------------------------------------------------------------------------------
Chemical - Specialty -- 0.6%
    44,000   Praxair, Inc.                                            2,506,680
    62,000   Sigma-Aldrich Corp.                                      3,109,300
                                                                  -------------
                                                                      5,615,980
-------------------------------------------------------------------------------
Computer & Peripherals -- 0.2%
    54,000   Tech Data Corp.*                                         2,043,900
-------------------------------------------------------------------------------
Computer Software & Services -- 5.9%
   152,000   Affiliated Computer Services, Inc.
               Class "A"*                                             7,216,960
    40,000   DST Systems, Inc.*                                       1,828,400
    67,500   Fair, Isaac & Co., Inc.                                  2,218,725
   104,000   First Data Corp.                                         3,868,800
   108,000   Fiserv, Inc.*                                            3,964,680
   595,000   Microsoft Corp.*                                        32,546,500
   176,000   SunGard Data Systems Inc.*                               4,660,480
                                                                  -------------
                                                                     56,304,545
-------------------------------------------------------------------------------
Diversified Companies -- 2.1%
    60,000   American Standard Companies, Inc.*                       4,506,000
    36,800   Danaher Corp.                                            2,441,680
    40,000   Fortune Brands, Inc.                                     2,240,000
    60,200   Hillenbrand Industries, Inc.                             3,380,230
   110,000   ITT Industries, Inc.                                     7,766,000
                                                                  -------------
                                                                     20,333,910
-------------------------------------------------------------------------------
Drug -- 1.8%
   210,000   Forest Laboratories, Inc.*                              14,868,000
    22,000   Medicis Pharmaceuticals Corp.
               Class "A"*                                               940,720
    42,000   Scios Inc.*                                              1,285,620
     6,000   Teva Pharmaceutical Industries
               Ltd. (ADR)                                               400,680
                                                                  -------------
                                                                     17,495,020
-------------------------------------------------------------------------------
Educational Services -- 0.6%
   135,000   Apollo Group, Inc. Class "A"*                            5,320,350
-------------------------------------------------------------------------------
Electrical Equipment -- 1.6%
   540,000   General Electric Co.                                    15,687,000
-------------------------------------------------------------------------------
Electric Utility - East -- 0.6%
   200,000   Southern Co. (The)                                       5,480,000
-------------------------------------------------------------------------------
Entertainment Technology -- 0.1%
    36,750   THQ, Inc.*                                               1,095,885
-------------------------------------------------------------------------------
Financial Services -- 8.0%
   186,000   Bisys Group, Inc. (The)*                                 6,193,800
   156,000   Block (H.& R.), Inc.                                     7,199,400
    30,000   Capital One Financial Corp.                              1,831,500
   170,000   Cendant Corp.*                                           2,699,600
   640,666   Citigroup, Inc.                                         24,825,807
   190,000   Concord EFS, Inc.*                                       5,726,600
   209,000   Federal Home Loan Mortgage Corp.                        12,790,800
    85,000   Federal National Mortgage
               Association                                            6,268,750
    60,000   Household International, Inc.                            2,982,000
    30,000   MGIC Investment Corp.                                    2,034,000
    18,000   Marsh & McLennan Companies, Inc.                         1,738,800
    50,000   Radian Group, Inc.                                       2,442,500
                                                                  -------------
                                                                     76,733,557
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
Food Processing -- 0.2%
    62,000   Dean Foods Co.*                                      $   2,312,600
     1,760   Smucker (J.M.) Co.                                          60,069
                                                                  -------------
                                                                      2,372,669
-------------------------------------------------------------------------------
Food Wholesalers -- 1.4%
    89,500   Fleming Companies, Inc.                                  1,624,425
    60,000   Performance Food Group Co.*                              2,031,600
   183,000   Supervalu, Inc.                                          4,488,990
   186,000   SYSCO Corp.                                              5,062,920
                                                                  -------------
                                                                     13,207,935
-------------------------------------------------------------------------------
Furniture/Home Furnishings -- 0.4%
    63,000   Mohawk Industries, Inc.*                                 3,876,390
-------------------------------------------------------------------------------
Grocery -- 0.4%
    83,000   Whole Foods Market, Inc.*                                4,002,260
-------------------------------------------------------------------------------
Healthcare Information Systems -- 0.4%
    84,000   Cerner Corp.*                                            4,017,720
-------------------------------------------------------------------------------
Home Appliance -- 0.2%
    53,000   Maytag Corp.                                             2,260,450
-------------------------------------------------------------------------------
Hotel/Gaming -- 0.7%
    24,000   Harrah's Entertainment, Inc.*                            1,064,400
    58,000   Hilton Hotels Corp.                                        806,200
    82,000   International Game Technology*                           4,649,400
                                                                  -------------
                                                                      6,520,000
-------------------------------------------------------------------------------
Household Products -- 1.4%
    51,000   Clorox Co.                                               2,108,850
    42,000   Newell Rubbermaid, Inc.                                  1,472,520
    88,000   Procter & Gamble Co. (The)                               7,858,400
    30,000   Rent-A-Center, Inc.*                                     1,740,300
                                                                  -------------
                                                                     13,180,070
-------------------------------------------------------------------------------
Information Services -- 0.4%
    46,666   ChoicePoint, Inc.*                                       2,121,903
    75,000   Equifax, Inc.                                            2,025,000
                                                                  -------------
                                                                      4,146,903
-------------------------------------------------------------------------------
Insurance - Property & Casualty -- 2.1%
    73,000   Everest Re Group, Ltd.                                   4,084,350
    68,000   PMI Group, Inc.                                          2,597,600
    99,000   Progressive Corp.                                        5,727,150
    59,400   RenaissanceRe Holdings Ltd.                              2,174,040
    28,000   Safeco Corp.                                               864,920
    61,000   XL Capital Ltd. Class "A"                                5,166,700
                                                                  -------------
                                                                     20,614,760
-------------------------------------------------------------------------------
Machinery -- 0.6%
    60,700   Flowserve Corp.*                                         1,808,860
   102,000   Stanley Works (The)                                      4,183,020
                                                                  -------------
                                                                      5,991,880
-------------------------------------------------------------------------------
Medical Services -- 5.3%
    78,000   First Health Group Corp.*                                2,187,120
   111,000   HCA, Inc.                                                5,272,500
   140,000   Laboratory Corp. of America Holdings*                    6,391,000
   100,000   LifePoint Hospitals, Inc.*                               3,631,000
   168,000   Lincare Holdings, Inc.*                                  5,426,400
    39,000   Mid Atlantic Medical Services, Inc.*                     1,222,650
    39,000   Quest Diagnostics, Inc.*                                 3,355,950
   120,000   Tenet Healthcare Corp.*                                  8,586,000
    63,000   Trigon Healthcare, Inc.*                                 6,336,540
    18,000   UnitedHealth Group, Inc.                                 1,647,900
    90,000   Wellpoint Health Networks, Inc.*                         7,002,900
                                                                  -------------
                                                                     51,059,960
-------------------------------------------------------------------------------
Medical Supplies -- 3.8%
    40,000   Abbott Laboratories                                      1,506,000
    44,000   AmerisourceBergen Corp.                                  3,344,000
    29,000   Baxter International, Inc.                               1,289,050
    76,000   Beckman Coulter, Inc.                                    3,792,400
   177,000   Biomet, Inc.                                             4,800,240
   164,000   Johnson & Johnson                                        8,570,640
    94,000   Medtronic, Inc.                                          4,027,900
    29,000   St. Jude Medical, Inc.*                                  2,141,650
   168,000   Varian Medical Systems, Inc.*                            6,812,400
                                                                  -------------
                                                                     36,284,280
-------------------------------------------------------------------------------
Packaging & Container -- 0.2%
    40,000   Bemis Co., Inc.                                          1,900,000
-------------------------------------------------------------------------------
Pharmacy Services -- 0.4%
    11,000   Accredo Health, Inc.*                                      507,540
    94,000   Caremark Rx, Inc.*                                       1,551,000
    34,000   Express Scripts, Inc. Class "A"*                         1,703,740
                                                                  -------------
                                                                      3,762,280
-------------------------------------------------------------------------------
Publishing -- 0.2%
    52,000   Deluxe Corp.                                             2,022,280
-------------------------------------------------------------------------------
Railroad -- 0.5%
   104,000   CP Holders, Inc.                                         4,688,320
-------------------------------------------------------------------------------
Recreation -- 1.6%
   222,000   Harley-Davidson, Inc.                                   11,381,940
   170,000   Mattel, Inc.                                             3,583,600
                                                                  -------------
                                                                     14,965,540
-------------------------------------------------------------------------------
Restaurant -- 2.9%
    84,000   Applebees International, Inc.                            1,927,800
   217,500   Brinker International, Inc.*                             6,905,625
    74,000   CBRL Group, Inc.                                         2,258,480
    17,000   CEC Entertainment, Inc.*                                   702,100
   105,000   Cheesecake Factory Incorporated (The)*                   3,725,400
   180,000   Darden Restaurants, Inc.                                 4,446,000
   120,000   Starbucks Corp.*                                         2,982,000
    56,000   Wendy's International, Inc.                              2,230,480
    80,000   Yum! Brands, Inc.*                                       2,340,000
                                                                  -------------
                                                                     27,517,885
-------------------------------------------------------------------------------
Retail Building Supply -- 1.2%
    51,000   Fastenal Co.                                             1,964,010
    70,000   Home Depot, Inc. (The)                                   2,571,100
   152,000   Lowe's Companies, Inc.                                   6,900,800
                                                                  -------------
                                                                     11,435,910
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
June 30, 2002 (Unaudited) (Continued)

Shares                                                                    Value
-------------------------------------------------------------------------------
Retail -- Special Lines -- 4.3%
   100,000   Abercrombie & Fitch Co. Class "A"*                   $   2,412,000
   106,500   AnnTaylor Stores Corp.*                                  2,704,035
    36,000   AutoZone, Inc.*                                          2,782,800
   362,000   Bed Bath & Beyond Inc.*                                 13,661,880
    45,000   Best Buy Co., Inc.*                                      1,633,500
    94,000   Blockbuster, Inc. Class "A"                              2,528,600
    30,000   Coach, Inc.*                                             1,647,000
    60,000   Dollar Tree Stores, Inc.*                                2,364,600
    51,000   Michael's Stores, Inc.*                                  1,989,000
   108,000   Pier 1 Imports, Inc.                                     2,268,000
    70,000   Ross Stores, Inc.                                        2,852,500
   106,000   TJX Companies, Inc. (The)                                2,078,660
    54,000   Tiffany & Co.                                            1,900,800
                                                                  -------------
                                                                     40,823,375
-------------------------------------------------------------------------------
Retail Store -- 6.8%
    60,000   BJ's Wholesale Club Inc.*                                2,310,000
    67,000   Family Dollar Stores, Inc.                               2,361,750
   196,000   Kohl's Corp.*                                           13,735,680
    48,000   Sears, Roebuck & Co.                                     2,606,400
   143,000   Target Corp.                                             5,448,300
   703,000   Wal-Mart Stores, Inc.                                   38,672,030
                                                                  -------------
                                                                     65,134,160
-------------------------------------------------------------------------------
Semiconductor -- 0.6%
    46,000   Linear Technology Corp.                                  1,445,780
    67,500   Microchip Technology Inc.*                               1,851,525
    88,000   Semtech Corp.*                                           2,349,600
                                                                  -------------
                                                                      5,646,905
-------------------------------------------------------------------------------
Shoe -- 0.6%
    50,000   Nike, Inc. Class "B"                                     2,682,500
   120,000   Reebok International Ltd.*                               3,540,000
                                                                  -------------
                                                                      6,222,500
-------------------------------------------------------------------------------
Thrift -- 2.3%
    92,000   BankNorth Group, Inc.                                    2,393,840
   128,100   Charter One Financial, Inc.                              4,404,078
    80,000   Golden State Bancorp, Inc.                               2,900,000
    60,000   Golden West Financial Corp.                              4,126,800
    43,000   GreenPoint Financial Corp.                               2,111,300
   248,000   Sovereign Bancorp, Inc.                                  3,707,600
    67,000   Washington Mutual, Inc.                                  2,486,370
                                                                  -------------
                                                                     22,129,988
-------------------------------------------------------------------------------
Tobacco -- 0.4%
   100,000   Philip Morris Companies, Inc.                            4,368,000
-------------------------------------------------------------------------------
Toiletries/Cosmetics -- 0.2%
    38,000   Avon Products, Inc.                                      1,985,120
-------------------------------------------------------------------------------
Wireless Networking -- 0.1%
    70,000   RF Micro Devices Inc.*                                     533,400
-------------------------------------------------------------------------------
             Total Common Stocks
               (Cost $603,471,605)                                  713,157,342
-------------------------------------------------------------------------------

Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Treasury Obligations -- 3.1%
-------------------------------------------------------------------------------
$14,000,000  U.S. Treasury Notes 3.50%,
               due 11/15/06                                       $  13,750,632
 15,000,000  U.S. Treasury Bonds 6.125%,
               due 11/15/27                                          15,861,990
-------------------------------------------------------------------------------
             Total U.S. Treasury Obligations
               (Cost $29,808,195)                                    29,612,622
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 5.4%
-------------------------------------------------------------------------------
  9,000,000  Private Export Funding Corp. Series "J"
               7.650%, due 5/15/06                                   10,133,649
  3,000,000  Federal National Mortgage Association
               5.00%, due 1/15/07                                     3,081,879
 14,000,000  Federal Home Loan Mortgage Corp.
               4.875%, due 3/15/07                                   14,310,002
  5,000,000  Federal National Mortgage Association
               5.250%, due 4/15/07                                    5,184,050
 10,000,000  Federal National Mortgage Association
               Pool #380188 6.450%, due 4/1/08                       10,489,060
  8,000,000  Federal Home Loan Mortgage Corp.
               5.875%, due 3/21/11                                    8,199,712
-------------------------------------------------------------------------------
             Total U.S. Government Agency
               Obligations (Cost $49,144,039)                        51,398,352
-------------------------------------------------------------------------------
             Total Investment Securities (82.7%)
               (Cost $682,423,839)                                  794,168,316
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Repurchase Agreements -- 16.3%
(including accrued interest)
-------------------------------------------------------------------------------
 52,400,000  Collateralized by $40,825,000
             U.S. Treasury Bonds 8.125%,
             due 8/15/19, with a value of $53,461,930
             (with Morgan Stanley Dean Witter & Co.,
             1.80%, dated 6/28/02, due 7/1/02,
             delivery value $52,407,860)                             52,407,860
 52,300,000  Collateralized by $46,745,000
             U.S. Treasury  Notes 6.50%,
             due 2/15/10, with a value of  $52,295,434
             (with State Street Bank and  Trust Co.,
             1.83%, dated 6/28/02, due 7/1/02,
             delivery value $52,307,976)                             52,307,976
 52,300,000  Collateralized by $37,801,000
             U.S. Treasury Bonds 9.25%, due 2/15/16,
             with a value of $53,142,907 (with UBS
             Warburg LLC, 1.82%, dated 6/28/02
             due 7/1/02, delivery value $52,307,932)                 52,307,932
-------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost $157,023,768)                   157,023,768
-------------------------------------------------------------------------------
Excess of Cash and Other Assets
  Over Liabilities -- 1.0%                                            9,248,021
-------------------------------------------------------------------------------
Net Assets -- 100.00%                                             $ 960,440,105
-------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($960,440,105 # 55,906,790 shares outstanding)                  $       17.18
-------------------------------------------------------------------------------
(ADR) American Depositary Receipts.

                       See notes to financial statements.

* Non-income producing security.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
June 30, 2002 (Unaudited)

ASSETS:
  Investment securities, at value
    (cost $682,423,839)                                           $ 794,168,316
  Repurchase agreements (cost $157,023,768)                         157,023,768
  Cash                                                                  163,257
  Receivable for securities sold                                     12,252,980
  Interest and dividends receivable                                   1,377,766
  Receivable for trust shares sold                                       28,001
  Prepaid insurance expense                                              41,188
                                                                  -------------
      Total Assets                                                  965,055,276
                                                                  -------------

LIABILITIES:
  Payable for securities purchased                                    3,147,913
  Payable for trust shares repurchased                                  852,878
  Accrued expenses:
    Advisory fee                                                        407,325
    GIAC administrative service fee                                     133,000
    Other                                                                74,055
                                                                  -------------
      Total Liabilities                                               4,615,171
                                                                  -------------
      Net Assets                                                  $ 960,440,105
                                                                  =============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.01 par value
    (authorized unlimited, outstanding
    55,906,790 shares)                                                  559,068
  Additional paid-in capital                                        932,300,955
  Undistributed net investment income                                14,763,680
  Accumulated net realized loss on investments                      (98,928,075)
  Net unrealized appreciation of investments                        111,744,477
                                                                  -------------
Net Assets                                                        $ 960,440,105
                                                                  =============

Net Asset Value Per
Outstanding Share
  ($960,440,105 / 55,906,790
  shares of beneficial interest outstanding)                      $       17.18
                                                                  =============

Statement of Operations
Six Months Ended
June 30, 2002 (Unaudited)

INVESTMENT INCOME:
  Interest                                                        $   3,253,061
  Dividends (Net of foreign withholding
    tax of $8,381)                                                    3,239,450
                                                                  -------------
    Total Income                                                      6,492,511
                                                                  -------------

  Expenses:
    Investment advisory fee                                           2,613,003
    GIAC administrative service fee                                     313,239
    Trading service expense                                             166,605
    Custodian fees                                                       60,606
    Insurance and dues                                                   27,109
    Audit and legal fees                                                 26,841
    Trustees' fees and expenses                                          11,158
    Taxes and other                                                          75
                                                                  -------------
    Total Expenses Before Custody Credits                             3,218,636
    Less: Custody Credits                                                (1,093)
                                                                  -------------
    Net Expenses                                                      3,217,543
                                                                  -------------

  Net Investment Income                                               3,274,968
                                                                  -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized loss                                               (23,607,745)
    Net change in unrealized appreciation                           (48,119,387)
                                                                  -------------
  Net Realized Loss and Change in Unrealized
    Appreciation on Investments                                     (71,727,132)
                                                                  -------------
      NET DECREASE IN NET ASSETS
        FROM OPERATIONS                                           $ (68,452,164)
                                                                  =============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Statement of Changes in Net Assets

                                                               Six Months
                                                                    Ended               Year
                                                                 June 30,              Ended
                                                                     2002       December 31,
                                                              (Unaudited)               2001
                                                          ---------------    ---------------
Operations:
  Net investment income                                   $     3,274,968    $    11,899,310
  Net realized loss on investments                            (23,607,745)       (75,001,513)
  Change in net unrealized appreciation (depreciation)        (48,119,387)      (130,576,725)
                                                          ---------------    ---------------
  Net decrease in net assets from operations                  (68,452,164)      (193,678,928)
                                                          ---------------    ---------------

Distributions to Shareholder:
  Net investment income                                                --        (40,322,221)
  Net realized gain from investment transactions                       --        (91,623,293)
                                                          ---------------    ---------------
  Total distributions                                                  --       (131,945,514)
                                                          ---------------    ---------------

Trust Share Transactions:
  Proceeds from sale of shares                                 14,740,910         56,672,120
  Proceeds from reinvestment of dividends and
    distributions to shareholder                                       --        131,945,514
  Cost of shares repurchased                                  (99,416,786)      (239,387,023)
                                                          ---------------    ---------------
  Net decrease from trust share transactions                  (84,675,876)       (50,769,389)
                                                          ---------------    ---------------

Total Decrease In Net Assets                                 (153,128,040)      (376,393,831)

Net Assets:
  Beginning of period                                       1,113,568,145      1,489,961,976
                                                          ---------------    ---------------
  End of period                                           $   960,440,105    $ 1,113,568,145
                                                          ===============    ===============

  Undistributed Net Investment Income, at End of Period   $    14,763,680    $    11,488,712
                                                          ===============    ===============

                       See notes to financial statements.

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

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2002 (unaudited)

------------------------------------
1 -- Significant Accounting Policies
------------------------------------

      Value Line Strategic Asset Management Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

      The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

      Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Trust's policy to qualify under, and comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

      It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
June 30, 2002 (Unaudited)

gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Amortization.

      In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income but does not impact the net assets or the distributions of the Trust. The cumulative effect of this accounting change resulted in a reduction of $51,319 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

(F) Investments

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments adjusted for amortization of discount and premium, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

----------------------------------------------
2 -- Capital Share Transactions, Dividends and
     Distributions
----------------------------------------------

      Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                               Six Months Ended      Year Ended
                                                 June 30, 2002      December 31,
                                                  (unaudited)           2001
                                               ----------------     ------------
Shares sold                                           818,832         2,762,213
Shares issued in reinvestment
   of dividends and distributions                          --         7,048,371
                                                  -----------       -----------
                                                      818,832         9,810,584
Shares repurchased                                  5,561,397        12,231,369
                                                  -----------       -----------
Net decrease                                       (4,742,565)       (2,420,785)
                                                  ===========       ===========
Dividends per share from net
   investment income                              $        --       $    0.6879
                                                  ===========       ===========
Distributions per share from net
   realized gains                                 $        --       $    1.5631
                                                  ===========       ===========

--------------------------------------
3 -- Purchases and Sales of Securities
--------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                             Six Months Ended
                                               June 30, 2002
                                               (unaudited)
                                             ----------------
PURCHASES:
  U.S. Treasury and U.S. Government
    Agency Obligations                         $ 46,061,528
  Other Investment Securities                   129,651,078
                                               ------------
                                               $175,712,606
                                               ============

SALES:
  U.S. Treasury and U.S. Government
    Agency Obligations                         $ 46,504,240
  Other Investment Securities                   254,431,000
                                               ------------
                                               $300,935,240
                                               ============

-----------------
4 -- Income Taxes
-----------------

      At June 30, 2002, information on the tax components of capital is as follows:

Cost of investments for tax purposes           $839,447,607
                                               ------------
  Gross tax unrealized appreciation            $154,976,267
  Gross tax unrealized depreciation             (43,231,790)
                                               ------------
  Net tax unrealized appreciation on
    investments                                $111,744,477
                                               ------------
  Capital loss carryforward,
    expires December 31, 2009                  $(61,262,493)
                                               ============

      To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

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136

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2002 (Unaudited)

--------------------------------------------------
5 -- Investment Advisory Contract, Management Fees
     and Transactions with Affiliates
--------------------------------------------------

      An advisory fee of $2,613,003 was paid or payable to Value Line, Inc. (the "Adviser"), the Trust's investment adviser, for the six months ended June 30, 2002. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

      Certain officers and Trustees of the Adviser and Value Line Securities, Inc. (the "Distributor" and a registered broker/dealer), are also officers and trustees of the Trust. For the six months ended June 30, 2002, the Trust reimbursed the Distributor $166,605 for trading services it performed on behalf of the Trust.

      The Trust has an agreement with GIAC to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the six months ended June 30, 2002, the Trust incurred expenses of $313,239 in connection with such services rendered by GIAC.

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                                                                             137

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

                                            Six Months
                                               Ended                      Year Ended December 31,
                                           June 30, 2002     ------------------------------------------------
                                            (Unaudited)              2001              2000              1999
                                           ------------------------------------------------------------------
Net asset value, beginning of period .....   $   18.36         $    23.62        $    29.39        $    25.22
                                             ---------         ----------        ----------        ----------
Income from investment operations:
  Net investment income ..................         .07                .24               .68               .59
  Net (losses) gains on securities
    (both realized and unrealized) .......       (1.25)             (3.25)              .17              5.34
                                             ---------         ----------        ----------        ----------
  Total from investment operations .......       (1.18)             (3.01)              .85              5.93
                                             ---------         ----------        ----------        ----------

Less distributions:
  Dividends from net investment income ...          --               (.69)             (.62)             (.29)
  Distributions from net realized gains ..          --              (1.56)            (6.00)            (1.47)
                                             ---------         ----------        ----------        ----------
  Total distributions ....................          --              (2.25)            (6.62)            (1.76)
                                             ---------         ----------        ----------        ----------

Net asset value, end of period ...........   $   17.18         $    18.36        $    23.62        $    29.39
                                             ---------         ----------        ----------        ----------

Total return** ...........................       (6.43)%+          (12.92)%            1.95%            24.32%
                                             ---------         ----------        ----------        ----------
Ratios/Supplemental data:
  Net assets, end of period (in thousands)   $ 960,440         $1,113,568        $1,489,962        $1,611,881
  Ratio of expenses to average net assets          .62%*(1)           .56%(1)           .57%(1)           .58%(1)
  Ratio of net investment income to
    average net assets ...................         .63%*              .96%             2.54%             2.13%
  Portfolio turnover rate ................          19%+               69%               88%               70%

                                                 Year Ended December 31,
                                              ----------------------------
                                                    1998              1997
                                              ----------------------------
Net asset value, beginning of period .....    $    22.13        $    21.90
                                              ----------        ----------
Income from investment operations:
  Net investment income ..................           .30               .65
  Net (losses) gains on securities
    (both realized and unrealized) .......          5.43              2.65
                                              ----------        ----------
  Total from investment operations .......          5.73              3.30
                                              ----------        ----------

Less distributions:
  Dividends from net investment income ...          (.68)             (.55)
  Distributions from net realized gains ..         (1.96)            (2.52)
                                              ----------        ----------
  Total distributions ....................         (2.64)            (3.07)
                                              ----------        ----------

Net asset value, end of period ...........    $    25.22        $    22.13
                                              ----------        ----------

Total return** ...........................         27.45%            15.66%
                                              ----------        ----------
Ratios/Supplemental data:
  Net assets, end of period (in thousands)    $1,414,284        $1,196,589
  Ratio of expenses to average net assets            .58%(1)           .59%(1)
  Ratio of net investment income to
    average net assets ...................          1.25%             3.08%
  Portfolio turnover rate ................           106%               58%

*     Annualized.
+     Not annualized.
(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.

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138